RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - AbbVie common shares - AbbVie $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
AbbVie Savings Plan
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Common stock dividend received	$ 79.0
AbbVie Puerto Rico Savings Plan
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Common stock dividend received	$ 8.3